Acquisition And Disposition Activities (Summary Of Key Valuation Input Assumptions By Major Product Type) (Details)	12 Months Ended
Dec. 31, 2015
Minimum [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Discount rate	4.40%
Maximum [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Discount rate	13.00%
Single-family Residential Portfolio (SFR) [Member] | Minimum [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Discount rate	4.60%
Single-family Residential Portfolio (SFR) [Member] | Maximum [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Discount rate	11.90%
Single-family Residential Portfolio (SFR) [Member] | Weighted Average [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Discount rate	6.90%
Other Acquired Loans [Member] | Minimum [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Discount rate	5.10%
Severity Rate	36.60%
Prepayment Rate	1.00%
Default Rate	0.20%
Other Acquired Loans [Member] | Maximum [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Discount rate	10.00%
Severity Rate	60.90%
Prepayment Rate	6.00%
Default Rate	82.40%
Other Acquired Loans [Member] | Weighted Average [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Discount rate	6.00%
Severity Rate	45.70%
Prepayment Rate	3.40%
Default Rate	10.90%
Jumbo Mortgages Portfolio [Member] | Minimum [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Discount rate	3.30%
Severity Rate	0.00%
Prepayment Rate	10.00%
Default Rate	0.00%
Jumbo Mortgages Portfolio [Member] | Maximum [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Discount rate	4.40%
Severity Rate	10.00%
Prepayment Rate	18.00%
Default Rate	0.20%
Jumbo Mortgages Portfolio [Member] | Weighted Average [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Discount rate	3.40%
Severity Rate	2.70%
Prepayment Rate	14.00%
Default Rate	0.00%
Commercial Real Estate Portfolio [Member] | Minimum [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Discount rate	4.20%
Severity Rate	15.00%
Prepayment Rate	1.50%
Default Rate	0.60%
Commercial Real Estate Portfolio [Member] | Maximum [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Discount rate	5.00%
Severity Rate	35.00%
Prepayment Rate	6.00%
Default Rate	14.70%
Commercial Real Estate Portfolio [Member] | Weighted Average [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Discount rate	4.50%
Severity Rate	16.60%
Prepayment Rate	4.60%
Default Rate	1.60%
Small Business Administration Loan Portfolio [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Severity Rate	25.00%
Small Business Administration Loan Portfolio [Member] | Minimum [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Discount rate	5.10%
Prepayment Rate	2.00%
Default Rate	3.00%
Small Business Administration Loan Portfolio [Member] | Maximum [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Discount rate	7.30%
Prepayment Rate	5.00%
Default Rate	24.90%
Small Business Administration Loan Portfolio [Member] | Weighted Average [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Discount rate	5.10%
Severity Rate	25.00%
Prepayment Rate	4.90%
Default Rate	3.40%
Repurchased GNMA Loans Portfolio [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Discount rate	0.90%
Repurchased GNMA Loans Portfolio [Member] | Minimum [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Severity Rate	0.00%
Prepayment Rate	0.00%
Default Rate	0.00%
Repurchased GNMA Loans Portfolio [Member] | Maximum [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Severity Rate	13.50%
Prepayment Rate	7.30%
Default Rate	8.80%
Repurchased GNMA Loans Portfolio [Member] | Weighted Average [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Discount rate	2.10%
Severity Rate	6.40%
Prepayment Rate	3.40%
Default Rate	4.20%
Reverse Mortgages Portfolio [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Discount rate	10.50%
Commercial And Industrial Loans Portfolio [Member] | Minimum [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Discount rate	5.30%
Commercial And Industrial Loans Portfolio [Member] | Maximum [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Discount rate	8.40%
Commercial And Industrial Loans Portfolio [Member] | Weighted Average [Member]
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Discount rate	5.80%